Bridge Financing	6 Months Ended
Jun. 30, 2013
Bridge Financing
Bridge Financing

4. Bridge Financing

In January 2006, the Company entered into bridge financing transactions by issuing convertible promissory notes and warrants, for aggregate proceeds of $8,051,000 from certain existing and new investors. The convertible notes bore interest at 8% and were automatically convertible into shares of the Company's preferred stock upon the occurrence of a qualified preferred stock financing as described in the convertible promissory note agreement. The estimated fair value of the warrants, totaling approximately $440,000, was treated as a deduction from the note proceeds (debt discount) and amortized as interest expense over the period the notes were outstanding. The warrants entitled the note holders to obtain a certain number of preferred shares, based on a specific formula outlined in the agreement, at the issuance price of the qualified preferred stock financing. When the Company completed its Series B redeemable convertible preferred stock ("Series B Preferred") financing in May 2006, the aggregate principal and interest outstanding on the convertible notes of $8,247,000 was converted into approximately 1,084,000 shares of Series B Preferred at the issuance price of $7.6055 per share. In addition, the number and the exercise price of the warrants issued in connection with the bridge financing was established at the time of the issuance of the Series B Preferred, resulting in warrants exercisable for approximately 243,000 shares of Series B Preferred at an exercise price of $7.6055 per share. The Company classified the warrants as a liability and re-measured the liability to estimated fair value at December 31, 2011 using the Black-Scholes option pricing model under the following assumptions: contractual life according to the remaining terms of the warrants, no dividend yield, risk-free interest rate of 0.13% and volatility of 72%.

The increase in the fair value of the warrants from issuance through IPO in October of 2012, totaled $1,205,000 and has been recorded in warrant and other income (expense), net, and included $381,000, $349,000 and $265,000 of interest expense and $570,000 of interest income, in the statements of operations and comprehensive loss for the six months ended June 30, 2012 and the years ended December 31, 2012, 2011 and 2010, respectively. Effective immediately prior to the closing of the Company's IPO in October of 2012, the warrants for convertible preferred stock became warrants for common stock and were reclassified to equity. All but 178 warrants were exercised during 2012, with the remaining warrants being exercised in January 2013, resulting in the net issuance of 153,000 shares of common stock.